Pay vs Performance Disclosure - USD ($)		12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (4)	Net Income (Loss) (thousands) (5)
2025	$27,708,092	$29,648,593	$9,866,986	$9,028,329	$417	$(233,680)
2024	$1,237,002	$(2,864,834)	$1,385,106	$98,090	$220	$(149,274)
2023	$5,954,578	$19,471,246	$1,928,843	$5,883,078	$173	$(44,646)

Named Executive Officers, Footnote [Text Block]

(1)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Wes Cummins and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the PEO for such years.

(2)	Amounts reported in this column represent the CAP to Wes Cummins as the Company’s PEO in the indicated fiscal years, as calculated per the SEC disclosure rules based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO Total Compensation Amount	[1]	$ 27,708,092	$ 1,237,002	$ 5,954,578
PEO Actually Paid Compensation Amount	[2]	$ 29,648,593	(2,864,834)	19,471,246
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2023	2024	2025
Summary Compensation Table - Total Compensation (a)	$5,954,578	$1,237,002	$27,708,092
Minus
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year (b)	$5,455,000	$-	$25,462,000
Plus
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year (c)	$20,227,503	$-	$25,954,000
Plus
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years (d)	$-	$(2,691,000)	$736,668
Plus
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$274,166	$-	$-
Plus
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$(1,530,000)	$(1,410,836)	$711,832
Minus
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$-	$-	$-
Compensation Actually Paid	$19,471,247	$(2,864,834)	$29,648,593

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to Wes Cummins during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Wes Cummins outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Wes Cummins as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
(e)	Represents the aggregate fair value at vesting of the stock and option awards that were granted to Wes Cummins and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Wes Cummins that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Wes Cummins’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 9,866,986	1,385,106	1,928,843
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 9,028,329	98,090	5,883,078
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NEO Average	2023	2024	2025
Summary Compensation Table - Total Compensation (a)	$1,928,843	$1,385,106	$9,866,982
Minus
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year (b)	$1,299,790	$514,000	$9,233,350
Plus
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year (c)	$5,440,483	$423,000	$8,002,486
Plus
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years (d)	-	(798,674)	$86,668
Plus
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$68,541	$-	200,898
Plus
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$(254,999)	$(397,341)	$104,645
Minus
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	-	-	-
Compensation Actually Paid	$5,883,078	$98,090	$9,028,329

(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs other than the PEO in the indicated fiscal year.

(b)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs excluding the PEO during the indicated fiscal year computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ (excluding the PEO) outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs excluding the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
(e)	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs (excluding the PEO) and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs (excluding the PEO) that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ (excluding the PEO) stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]

A portion of our NEO’s compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and CAP tends to be directionally aligned with changes in our TSR.

Total Shareholder Return Amount	[4]	$ 417	220	173
Net Income (Loss) Attributable to Parent	[5]	$ (233,680,000)	(149,274,000)	(44,646,000)
Additional 402(v) Disclosure

In accordance with Item 402(v) of Regulation S-K, the graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our Non-PEO NEOs, with (i) our TSR, and (ii) our net income, in each case, for the fiscal years ended May 31, 2025, May 31, 2024 and May 31, 2023. TSR amounts reported in the graph assume an initial fixed investment of $100.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	$ 27,708,092	1,237,002	5,954,578
PEO Actually Paid Compensation Amount		29,648,593	(2,864,834)	19,471,247
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[7]	25,462,000		5,455,000
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[8]	25,954,000		20,227,503
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[9]	736,668	(2,691,000)
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[10]			274,166
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[11]	711,832	(1,410,836)	(1,530,000)
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[12]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[13]	9,866,982	1,385,106	1,928,843
Non-PEO NEO Average Compensation Actually Paid Amount		9,028,329	98,090	5,883,078
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[14]	9,233,350	514,000	1,299,790
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[15]	8,002,486	423,000	5,440,483
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[16]	86,668	(798,674)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[17]	200,898		68,541
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[18]	104,645	(397,341)	(254,999)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount	[19]

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Wes Cummins and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the PEO for such years.
[2]	Amounts reported in this column represent the CAP to Wes Cummins as the Company’s PEO in the indicated fiscal years, as calculated per the SEC disclosure rules based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
[3]	Amounts reported in this column represent the average CAP to the Company’s Non-PEO NEOs in the indicated fiscal years, as calculated per the SEC disclosure rules based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
[4]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in fiscal 2025, 2024 or 2023.
[5]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.
[6]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[7]	Represents the aggregate grant date fair value of the stock awards and option awards granted to Wes Cummins during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
[8]	Represents the aggregate fair value as of the indicated fiscal year-end of Wes Cummins outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[9]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by Wes Cummins as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
[10]	Represents the aggregate fair value at vesting of the stock and option awards that were granted to Wes Cummins and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[11]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Wes Cummins that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[12]	Represents the aggregate fair value as of the last day of the prior fiscal year of Wes Cummins’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[13]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs other than the PEO in the indicated fiscal year.
[14]	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs excluding the PEO during the indicated fiscal year computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
[15]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ (excluding the PEO) outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[16]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs excluding the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
[17]	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs (excluding the PEO) and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[18]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs (excluding the PEO) that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[19]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ (excluding the PEO) stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year computed in accordance with FASB ASC 718.